CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Total	Series B convertible preferred stock [Member]	Common Stock [Member]	Preferred Stock [Member]	Series B, Preferred Convertible Stock [Member]	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss (Income)	Cogent Systems [Member]
Balance, shares at Oct. 31, 2019			51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2019	$ 580,314		$ 51,577	$ 5	$ 193,661	$ 6,192,476	$ (5,922,877)	$ 65,472
Reclassification of preferred shares	0		0		(193,467)	193,467	0	0
Stock option expense	209,437		0	0	0	209,437	0	0
Change due to currency translation	(9,042)		0	$ 0	0	0	0	(9,042)
Net loss	(311,133)		$ 0		$ 0	0	(311,333)	0
Balance, shares at Oct. 31, 2020			51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2020	469,376		$ 51,577	$ 5	$ 194	6,595,380	(6,234,210)	56,430
Balance, shares at Oct. 31, 2019			51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2019	580,314		$ 51,577	$ 5	$ 193,661	6,192,476	(5,922,877)	65,472
Balance, shares at Oct. 31, 2021			51,576,122	5,000	193,661				5,000
Balance, amount at Oct. 31, 2021	452,567	$ 194	$ 51,577	$ 5	$ 194	6,790,306	(6,470,423)	80,908
Balance, shares at Oct. 31, 2020			51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2020	469,376		$ 51,577	$ 5	$ 194	6,595,380	(6,234,210)	56,430
Stock option expense	48,703		0	0	0	48,703	0	0
Change due to currency translation	8,636		0	0	0	0	0	8,636
Net loss	(41,712)		$ 0	$ 0	$ 0	0	(41,712)	0
Balance, shares at Jan. 31, 2021			51,576,122	5,000	193,661
Balance, amount at Jan. 31, 2021	485,003		$ 51,577	$ 5	$ 194	6,644,083	(6,275,922)	65,066
Balance, shares at Oct. 31, 2020			51,576,122	5,000	193,661
Balance, amount at Oct. 31, 2020	469,376		$ 51,577	$ 5	$ 194	6,595,380	(6,234,210)	56,430
Net loss	(163,588)		0	0	0	0	(163,588)	0
Stock option expenses	194,926		0	0	0	194,926	0	0
Change due to currency exchange	24,478		0	$ 0	$ 0	0	0	24,478
Dividends accrued on Series B preferred shares	(72,625)		$ 0				(72,625)	0
Balance, shares at Oct. 31, 2021			51,576,122	5,000	193,661				5,000
Balance, amount at Oct. 31, 2021	452,567	$ 194	$ 51,577	$ 5	$ 194	6,790,306	(6,470,423)	80,908
Stock option expense	49,337		0	0	0	49,337	0	0
Change due to currency translation	(16,549)		0	0	0	0	0	(16,549)
Net loss	(74,164)		0	0	0	0	(74,164)	0
Dividends accrued on Series B preferred shares	(2,905)		$ 0	$ 0	$ 0	0	(2,905)	0
Balance, shares at Jan. 31, 2022			51,576,122	5,000	193,661
Balance, amount at Jan. 31, 2022	$ 408,286		$ 51,577	$ 5	$ 194	$ 6,839,643	$ (6,547,492)	$ 64,359